Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities		CAD 651	CAD 591
Pension plan average pensionable earnings		3 years
New pension plan average pensionable earnings		5 years
Annual pension plan contributions		CAD 108	CAD 177
Estimated annual pension plan contributions for 2017		105
Estimated annual pension plan contributions for 2018		CAD 102
Percentage of assets to ascertain concentration of credit risk		10.00%
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		97.00%	96.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		88.00%	88.00%
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		CAD 11	CAD 9
Maximum [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan		1
Maximum [Member] | Defined Contribution Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities		1
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		CAD 450	CAD 420